Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share
Earnings per share

(20)              Earnings per share

Basic and diluted earnings per share

Basic earnings per share and diluted earnings per share have been calculated in accordance with ASC Topic 260, Earnings per Share, for years ended December 31, 2010, 2011 and 2012 as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Numerator:
Numerator for basic and diluted earnings (loss) per share	1,386,776	(3,208,911)	(3,064,412)	(491,873)
Denominator:
Denominator for basic earnings per share
- Weighted-average ordinary shares outstanding	151,542,518	156,805,040	156,425,307	156,425,307
Stock options	1,770,501	—	—	—
Restricted shares	829,171	—	—	—
ADM warrants	2,416,007	—	—	—
Denominator for diluted earnings (loss) per share	156,558,197	156,805,040	156,425,307	156,425,307
Basic earnings (loss) per share	9.15	(20.46)	(19.59)	(3.14)
Diluted earnings (loss) per share	8.86	(20.46)	(19.59)	(3.14)

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share for the years ended December 31, 2010, 2011 and 2012, because their effect is anti-dilutive:

	Year ended December 31,
	2010	2011	2012
Shares issuable pursuant to convertible senior notes	27,650	27,650	26,441
Shares issuable pursuant to senior secured convertible notes	3,339,525	3,339,525	176,460
Shares issuable under stock options and restricted shares	4,812,887	5,824,106	5,349,942
Shares issuable upon exercise of ADM warrants	—	1,540,773	—

Baoding Tianwei Baobian Electric Co., Ltd. (“Tianwei Baobian”), a related party, holds 25.99% equity interest in Tianwei Yingli. Under a Sino-foreign equity joint venture company contract with Tianwei Baobian, the Company granted to Tianwei Baobian a right to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian’s equity interest in Tianwei Yingli. Tianwei Baobian may exercise this subscription right after certain conditions are satisfied following the completion of the Company’s IPO. Tianwei Baobian’s subscription rights to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian’s equity interest in Tianwei Yingli did not have an effect on earnings per share as these rights are contingent upon Tianwei Baobian obtaining all necessary approvals from relevant PRC government authorities for acquiring our ordinary shares in the future.